Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue
Contract drilling services		$ 40,901		$ 64,960
Management fees		1,712		2,671
Reimbursables		5,898		10,666
Total revenue		48,511		78,297
Operating costs and expenses
Operating costs		34,965		62,404
General and administrative		8,695		17,863
Depreciation		18,381		30,457
Total operating costs and expenses		62,041		110,724
Income (loss) from operations		(13,530)		(32,427)
Other income (expense)
Interest income		9		15
Interest expense and other financing charges		(18,772)		(29,422)
Other, net		(1,516)		318
Reorganization items		(487)		(641)
Total other income (expense)		(20,766)		(29,730)
Income (loss) before income taxes		(34,296)		(62,157)
Income tax provision		1,438		2,605
Net income (loss)		(35,734)		(64,762)
Net income (loss) attributable to VDI		$ (35,734)		$ (64,762)
Net loss per share, basic and diluted		$ (7.15)		$ (12.95)
Weighted average successor shares outstanding, basic and diluted		5,000		5,000
Predecessor
Revenue
Contract drilling services	$ 20,891		$ 202,888		$ 410,869	$ 726,717	$ 807,164	$ 666,129
Management fees	752		1,902		3,783	7,501	21,258	14,123
Reimbursables	1,897		9,593		20,252	38,047	54,482	48,004
Total revenue	23,540		214,383		434,904	772,265	882,904	728,256
Operating costs and expenses
Operating costs	25,213		94,709		190,059	359,610	405,697	324,767
General and administrative	2,558		6,701		12,691	25,322	25,390	22,714
Depreciation	10,696		31,781		63,404	127,359	126,610	106,609
Total operating costs and expenses	38,467		133,191		266,154	512,291	557,697	454,090
Income (loss) from operations	(14,927)		81,192		168,750	259,974	325,207	274,166
Other income (expense)
Interest income	3		13		25	84	70	234
Interest expense and other financing charges	(1,728)		(45,908)		(92,027)	(173,634)	(196,159)	(198,779)
Gain (loss) on debt extinguishment			(2)		10,823	10,823	4,408	(98,327)
Other, net	(69)		1,971		1,820	4,231	(596)	3,010
Reorganization items	(452,923)					(39,354)
Total other income (expense)	(454,717)		(43,926)		(79,359)	(197,850)	(192,277)	(293,862)
Income (loss) before income taxes	(469,644)		37,266		89,391	62,124	132,930	(19,696)
Income tax provision	2,371		8,862		38,151	39,870	39,817	27,921
Net income (loss)	(472,015)		28,404		51,240	22,254	93,113	(47,617)
Net income (loss) attributable to noncontrolling interests	(969)		477		667	5,036	257	(463)
Net income (loss) attributable to VDI	$ (471,046)		$ 27,927		$ 50,573	$ 17,218	$ 92,856	$ (47,154)